Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,811,961
Profit or loss allocated to non-controlling interests	(53,192)	₩ (21,143)	₩ 125,165
Accumulated non-controlling interests at the end of the year	₩ 1,785,847	₩ 1,811,961
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.50%	49.40%	49.80%
Accumulated non-controlling interests at the beginning of the year	₩ 361,355	₩ 423,189	₩ 410,695
Profit or loss allocated to non-controlling interests	(71,590)	(47,355)	7,127
Dividends paid to non-controlling interests	(8,184)	(8,287)	(8,284)
Others	680	(6,192)	13,651
Accumulated non-controlling interests at the end of the year	₩ 282,261	₩ 361,355	₩ 423,189
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 548,075	₩ 524,657	₩ 498,928
Profit or loss allocated to non-controlling interests	45,135	25,355	47,909
Dividends paid to non-controlling interests	(2,010)	(4,960)	(7,641)
Others	7,222	3,023	(14,539)
Accumulated non-controlling interests at the end of the year	₩ 598,422	₩ 548,075	₩ 524,657
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	66.70%	66.70%	66.70%
Accumulated non-controlling interests at the beginning of the year	₩ 143,026	₩ 141,402	₩ 135,240
Profit or loss allocated to non-controlling interests	6,305	5,947	14,965
Dividends paid to non-controlling interests	(2,451)	(2,451)	(2,226)
Others	(861)	(1,872)	(6,577)
Accumulated non-controlling interests at the end of the year	₩ 146,019	₩ 143,026	₩ 141,402
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	78.30%	78.30%	78.30%
Accumulated non-controlling interests at the beginning of the year	₩ 162,795	₩ 153,881	₩ 145,111
Profit or loss allocated to non-controlling interests	5,221	14,228	18,888
Dividends paid to non-controlling interests	(2,501)	(3,001)	(2,721)
Others	(566)	(2,313)	(7,397)
Accumulated non-controlling interests at the end of the year	₩ 164,949	₩ 162,795	₩ 153,881
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	55.90%	55.90%	56.00%
Accumulated non-controlling interests at the beginning of the year	₩ 141,609	₩ 135,425	₩ 124,181
Profit or loss allocated to non-controlling interests	(2,071)	10,679	15,610
Dividends paid to non-controlling interests	(4,428)	(4,028)	(4,187)
Others	419	(467)	(179)
Accumulated non-controlling interests at the end of the year	₩ 135,529	₩ 141,609	₩ 135,425